Related Parties - Promissory Note (Details) - Sponsor - Promissory Note to Cover Expenses Related to Initial Public Offering - USD ($)	Nov. 18, 2020	Dec. 31, 2020
Related Parties
Amount of related party transaction	$ 300,000
Borrowings		$ 0